UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Shapiro Capital Management LLC
           ----------------------------------
Address:   3060 Peachtree Road, NW Suite 1555
           ----------------------------------
           Atlanta GA  30066
           ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:    MICHAEL MCCARTHY
         -----------------------
Title:   PRINCIPAL
         -----------------------
Phone:   404-842-9600
         -----------------------

Signature, Place, and Date of Signing:

   [Signature]               [City, State]                   [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
      other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 09/30/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $2,682,996  (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

                                           FORM 13F INFORMATION TABLE

                                                    FORM 13F

                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                               Fair        Shares of           (b)       (c)    Manager's
                       Title of  CUSIP        Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer           Class   Number       Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
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
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Encore Acquisition
  Company               Common 29255w100    $161,000,385    5,086,900    x                                4,260,150     826,750
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Cooper Companies, Inc.
  (The)                 Common 216648402    $145,934,816    2,783,953    x                                2,315,583     468,370
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Nalco Holding Co        Common 62985Q101    $141,195,227    4,762,065    x                                4,038,575     723,490
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Live Nation             Common 538034109    $137,904,000    6,489,600    x                                5,469,183   1,020,417
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Zebra Technologies Cp   Cl A
  Class A               Common 989207105    $130,061,161    3,564,296    x                                3,016,307     547,989
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Portland General
  Electric Co.          Common 736508847    $124,796,924    4,489,098    x                                3,728,948     760,150
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MoneyGram Intl Inc      Common 60935Y109    $124,044,536    5,491,126    x                                4,695,402     795,724
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Steris Corp             Common 859152100    $118,731,359    4,344,360    x                                3,804,960     539,400
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Checkpoint Systems Inc  Common 162825103    $116,475,696    4,413,630    x                                3,775,550     638,080
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Wright Express Corp.    Common 98233q105    $111,559,417    3,057,260    x                                2,722,660     334,600
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Montpelier Re Holdings
  Ltd                   Common g62185106    $111,248,925    6,285,250    x                                5,401,700     883,550
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LifePoint Hosps Inc     Common 53219L109    $110,190,778    3,671,802    x                                3,104,675     567,127
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Cabot Microelectronics
  Com                   Common 12709p103    $109,431,749    2,559,807    x                                2,204,363     355,444
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Zales Corporation       Common 988858106    $104,276,361    4,506,325    x                                3,638,325     868,000
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                        Cl A
Cox Radio Inc Cl A      Common 224051102     $98,832,557    7,573,376    x                                6,545,560   1,027,816
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Crane Co.               Common 224399105     $64,117,901    1,336,625    x                                1,086,245     250,380
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Aaron Rents Inc         Common 002535201     $57,103,320    2,560,687    x                                2,201,494     359,193
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PNM Resources Inc.      Common 69349h107     $56,038,056    2,407,133    x                                2,074,883     332,250
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Salix Pharmaceuticals
  Ltd                   Common 795435106     $55,279,979    4,450,884    x                                3,938,784     512,100
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Odyssey Healthcare Inc  Common 67611V101     $47,677,872    4,961,277    x                                4,367,252     594,025
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Constellation Brands    Cl A
  Inc. - A              Common 21036p108     $45,333,830    1,872,525    x                                1,434,300     438,225
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AmSurg Corporation      Common 03232p405     $43,662,859    1,892,625    x                                1,688,725     203,900
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Western Union Co        Common 959802109     $42,864,735    2,044,098    x                                1,544,200     499,898
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                        Cl A
Time Warner Cable-A     Common 88732J108     $42,423,389    1,293,396    x                                  949,596     343,800
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     SubTotal Page 1                      $2,300,185,833   91,898,098                                    78,007,420  13,890,678
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                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 2 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                 Fair        Shares of           (b)       (c)    Manager's
                       Title of  CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer           Class   Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
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Covidien                Common g2552x108     $41,730,325    1,005,550    x                                842,440     163,110
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Sally Beauty Holdings,
  Inc.                  Common 79546E104     $38,415,390    4,546,200    x                              3,998,600     547,600
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                        Cl A
Scripps E W Co Cl A New Common 811054204     $37,611,000      895,500    x                                696,550     198,950
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Ishares Russell 2000    Common 464287655     $37,099,804      463,400    x                                463,400           0
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Hershey Company         Common 427866108     $30,451,922      656,150    x                                466,250     189,900
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Anheuser Busch Cos Inc  Common 035229103     $28,754,458      575,204    x                                350,939     224,265
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Time Warner Inc.        Common 887317105     $27,471,077    1,496,246    x                              1,076,643     419,603
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Tyco Electronics LTD    Common g9144p105     $26,604,387      750,900    x                                593,990     156,910
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                        Cl A
Tronox Inc. - Class A   Common 897051108     $24,172,560    2,599,200    x                              2,346,600     252,600
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Tyco International Ltd  Common g9143x208     $23,405,357      527,861    x                                373,040     154,821
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General Electric Com    Common 369604103     $22,906,550      553,298    x                                251,359     301,939
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Tellabs Inc             Common 879664100     $16,589,552    1,742,600    x                              1,284,700     457,900
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Ishares Trust Russell
  2000 Value Index Fun  ETF    464287630     $15,958,205      207,438    x                                202,938       4,500
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                        Cl B
Tronox Inc. - Class B   Common 897051207      $6,679,491      739,700    x                                639,700     100,000
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OGE Energy Corp         Common 670837103      $1,178,360       35,600    x                                 30,600       5,000
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Compass Minerals
  International, Inc.   Common 20451N101        $725,052       21,300    x                                 16,800       4,500
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Mine Safety Appliances
  Co.                   Common 602720104        $624,208       13,250    x                                 10,850       2,400
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Sierra Pacific
  Resources             Common 826428104        $572,572       36,400    x                                 33,500       2,900
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Molson Coors Brewing    Cl B
  Co Cl B               Common 60871R209        $323,928        3,250    x                                  2,950         300
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Schwab Value Advantage
  Fund                         808515605        $311,287      311,287    x                                311,287           0
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Abbott Labs             Common 002824100        $307,779        5,740    x                                  5,200         540
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Cincinnati Bell 6.75%   Preferred
  Series B                     171871403        $295,685        6,500    x                                  6,000         500
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SubTotal Page 2                    $382,188,948   17,192,574                                            14,004,336   3,188,238
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  Grand Total                    $2,682,374,781  109,090,672                                            92,011,756  17,078,916
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     Page 1                    24
     Page 2                    22
     total                     46
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